Hedging Activities (Schedule Of Derivative Instrument Hedging Activities Cumulative Other Comprehensive Income) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
General Discussion of Derivative Instruments and Hedging Activities [Abstract]
Accumulated Other Comprehensive Income (Loss), Cumulative Changes in Net Gain (Loss) from Cash Flow Hedges, Effect Net of Tax	$ (9,660)	$ 1,576	$ (4,720)	$ (18,736)